Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018	Apr. 30, 2016
Costs [Abstract]
Costs, beginning	$ 1,490,390	$ 1,849,373
Continuing operations [Abstract]
Acquisitions	328,100
Additions	30,826	91,162
Exchange adjustments	(555)	(439)
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		(278,745)
Costs, ending	1,849,373	8,218,627
Accumulated amortization [Abstract]
Accumulated amortization, beginning	523,835	760,003
Continuing operations [Abstract]
Amortization charge for the period	236,434	903,008
Exchange adjustments	(266)	(828)
Discontinuing operation [Abstract]
Amortization charge for the period		40,202
Reclassification to current assets classified as held for sale		(113,083)
Accumulated amortization, ending	760,003	1,589,302
Net book amount at	1,089,370	6,629,325	$ 966,555
Total expenditure	31,400	91,200
HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		6,539,825
COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		14,008
Covertix [Member]
Continuing operations [Abstract]
Acquisitions		2,490
External consultants [Member]
Continuing operations [Abstract]
Additions	612	953
Purchased Software [Member]
Costs [Abstract]
Costs, beginning	22,028	24,635
Continuing operations [Abstract]
Acquisitions	0
Additions	3,162	46,812
Exchange adjustments	(555)	(439)
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		(5,121)
Costs, ending	24,635	141,202
Accumulated amortization [Abstract]
Accumulated amortization, beginning	20,061	20,970
Continuing operations [Abstract]
Amortization charge for the period	1,175	30,682
Exchange adjustments	(266)	(848)
Discontinuing operation [Abstract]
Amortization charge for the period		765
Reclassification to current assets classified as held for sale		(1,422)
Accumulated amortization, ending	20,970	50,147
Net book amount at	3,665	91,055	1,967
Total expenditure		46,800
Purchased Software [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		72,825
Purchased Software [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		0
Purchased Software [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		2,490
Purchased Software [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	0	0
Product Development costs [Member]
Costs [Abstract]
Costs, beginning	185,546	213,822
Continuing operations [Abstract]
Acquisitions	0
Additions	27,664	44,350
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		0
Costs, ending	213,822	259,125
Accumulated amortization [Abstract]
Accumulated amortization, beginning	142,297	164,695
Continuing operations [Abstract]
Amortization charge for the period	22,398	42,007
Exchange adjustments	0	20
Discontinuing operation [Abstract]
Amortization charge for the period		0
Reclassification to current assets classified as held for sale		0
Accumulated amortization, ending	164,695	206,722
Net book amount at	49,127	52,403	43,249
Total expenditure	27,700	45,300
Product Development costs [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		0
Product Development costs [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		0
Product Development costs [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		0
Product Development costs [Member] | Internal consultants [Member]
Discontinuing operation [Abstract]
Total expenditure		44,400
Product Development costs [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	612	953
Discontinuing operation [Abstract]
Total expenditure	600	900
Purchased intangibles [Member] | HPE Software, COBOL-IT, Covertix [Member]
Discontinuing operation [Abstract]
Total expenditure		6,556,300
Purchased intangibles [Member] | Serena, GWAVA and OpenATTIC [Member]
Discontinuing operation [Abstract]
Total expenditure	328,100
Technology [Member]
Costs [Abstract]
Costs, beginning	303,672	398,917
Continuing operations [Abstract]
Acquisitions	95,245
Additions	0	0
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		(50,987)
Costs, ending	398,917	2,158,467
Accumulated amortization [Abstract]
Accumulated amortization, beginning	153,888	222,986
Continuing operations [Abstract]
Amortization charge for the period	69,098	280,478
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Amortization charge for the period		13,425
Reclassification to current assets classified as held for sale		(38,037)
Accumulated amortization, ending	222,986	478,852
Net book amount at	175,931	$ 1,679,615	149,784
Technology [Member] | Bottom of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		2 years
Technology [Member] | Top of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		10 years
Technology [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		$ 1,809,000
Technology [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		1,537
Technology [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		0
Technology [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	0	0
Trade Names [Member]
Costs [Abstract]
Costs, beginning	217,510	239,621
Continuing operations [Abstract]
Acquisitions	22,111
Additions	0	0
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		(135,116)
Costs, ending	239,621	267,659
Accumulated amortization [Abstract]
Accumulated amortization, beginning	22,854	38,849
Continuing operations [Abstract]
Amortization charge for the period	15,995	26,724
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Amortization charge for the period		9,118
Reclassification to current assets classified as held for sale		(25,810)
Accumulated amortization, ending	38,849	48,881
Net book amount at	200,772	$ 218,778	194,656
Trade Names [Member] | Bottom of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		10 years
Trade Names [Member] | Top of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		20 years
Trade Names [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		$ 163,000
Trade Names [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		154
Trade Names [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		0
Trade Names [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	0	0
Customer Relationships [Member]
Costs [Abstract]
Costs, beginning	761,634	972,378
Continuing operations [Abstract]
Acquisitions	210,744
Additions	0	0
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		(87,521)
Costs, ending	972,378	5,377,174
Accumulated amortization [Abstract]
Accumulated amortization, beginning	184,735	312,503
Continuing operations [Abstract]
Amortization charge for the period	127,768	519,935
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Amortization charge for the period		16,894
Reclassification to current assets classified as held for sale		(47,814)
Accumulated amortization, ending	312,503	801,518
Net book amount at	659,875	$ 4,575,656	576,899
Customer Relationships [Member] | Bottom of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		1 year
Customer Relationships [Member] | Top of Range [Member]
Discontinuing operation [Abstract]
Unamortized lives		10 years
Customer Relationships [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		$ 4,480,000
Customer Relationships [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		12,317
Customer Relationships [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		0
Customer Relationships [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	0	0
Lease Contracts [Member]
Costs [Abstract]
Costs, beginning	0	0
Continuing operations [Abstract]
Acquisitions	0
Additions	0	0
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Reclassification to current assets classified as held for sale		0
Costs, ending	0	15,000
Accumulated amortization [Abstract]
Accumulated amortization, beginning	0	0
Continuing operations [Abstract]
Amortization charge for the period	0	3,182
Exchange adjustments	0	0
Discontinuing operation [Abstract]
Amortization charge for the period		0
Reclassification to current assets classified as held for sale		0
Accumulated amortization, ending	0	3,182
Net book amount at	0	11,818	$ 0
Lease Contracts [Member] | HPE Software Business [Member]
Continuing operations [Abstract]
Acquisitions		15,000
Lease Contracts [Member] | COBOL-IT [Member]
Continuing operations [Abstract]
Acquisitions		0
Lease Contracts [Member] | Covertix [Member]
Continuing operations [Abstract]
Acquisitions		0
Lease Contracts [Member] | External consultants [Member]
Continuing operations [Abstract]
Additions	$ 0	$ 0